SIGNIFICANT ACCOUNTING POLICIES - Property and equipment and impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment
Impairment losses	$ 0	$ 0	$ 0
Computers and software
Property and equipment
Estimated useful lives	33 years
Laboratory equipment | Minimum
Property and equipment
Estimated useful lives	10 years
Laboratory equipment | Maximum
Property and equipment
Estimated useful lives	15 years
Furniture and office equipment | Minimum
Property and equipment
Estimated useful lives	7 years
Furniture and office equipment | Maximum
Property and equipment
Estimated useful lives	15 years
Cars
Property and equipment
Estimated useful lives	20 years
Manufacturing equipment
Property and equipment
Estimated useful lives	10 years